Deferred revenue	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Deferred revenue	32. Deferred revenue

Significant accounting judgements and estimates
Upfront cash deposits received for streaming transactions have been accounted for as contract liabilities (deferred revenue) in the scope of IFRS 15. These contracts are not financial instruments because they will be satisfied through the delivery of non-financial items
(i.e. delivering of metal ounces) as part of the Group’s expected sale requirements, rather than cash or financial assets. It is the intention to satisfy the performance obligations under these streaming arrangements through the Group’s production, and revenue will be recognised over duration of the contracts as the Group satisfies its obligation to deliver metal ounces. Where these contracts are of a long-term nature and the Group received a portion of the consideration at the inception, these contracts contain a significant financing component under IFRS 15. In these instances, the Group therefore makes a critical estimate of the discount rate that should be applied to the contract liabilities over the life of contracts where applicable.
Inputs to the model to unwind the Wheaton International advance received to revenue
The advance received has been recognised on the statement of financial position as deferred revenue. The deferred revenue will be recognised as revenue in profit or loss based on the metal ounces/credits in relation to the expected total amount of metal credits to be delivered over the term of the arrangement.

Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Key inputs into the model are:
Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	4.6% - 5.2%	See note 5.2
Remaining life of stream	99 years
The starting point for the life of the stream is the approved life-of-mine for the US PGM operations. However, as IFRS 15 requires the constraint on revenue recognition to be considered, it is more prudent to include a portion of resources in the life of stream for the purposes of revenue recognition. This will reduce the chance of having a significant decrease in revenue recognised in the future, when the life-of-mine is updated to include a conversion of resources to reserves. As such, Sibanye-Stillwater management have determined that is it appropriate to include 50% of inferred resources.

Palladium entitlement percentage	4.5%
The palladium entitlement percentage will be either 4.5%, 2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully reduced, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25%and 550,000 ounces for the second trigger drop down rate to 1%).

Gold entitlement percentage	100%	The gold entitlement percentage will be 100% over the life of the mine.
Monthly cash percentage	18%
The monthly cash payment to be received is 18%, 16%, 14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully reduced. After the advance has been fully reduced, the cash percentage is
22%, 20%, 18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade conditions as stipulated in the contract have been satisfied, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.

Any changes to the above key inputs could significantly change the quantum of the cumulative revenue amount recognised in profit or loss. Any changes in the life-of-mine are accounted for prospectively as a cumulative catch-up in the year that the life-of-mine estimate above changes, or the inclusion of resources changes.
Accounting policy
Consideration received in advance is recognised as a contract liability (deferred revenue) under IFRS 15 as control has not yet transferred.
Where a significant financing component is identified as a result of the difference in the timing of advance consideration received and when control of the metal promised transfers, interest expenses on the deferred revenue balance are recognised in finance costs.
Where a contract has a period of a year or less between receiving advance consideration and when control of the metal promised transfers, the Group may elect on a contract-by-contract basis to apply the IFRS 15 practical expedient not to adjust for the effects of a significant financing component.

Wheaton Stream
In July 2018, the Group entered into a gold and palladium supply arrangement in exchange for an upfront advance payment of US$500 million (Wheaton Stream). The arrangement has been accounted for as a contract in the scope of IFRS 15 whereby the advance payment has been recorded as deferred revenue. The revenue from the advance payment is recognised as the gold and palladium is allocated to the appropriate Wheaton International account. An interest cost, representing the significant financing component of the upfront deposit on the deferred revenue balance, is also recognised as part of finance costs. This finance cost increases the deferred revenue balance, ultimately resulting in revenue when the deferred revenue is recognised over the life-of-mine.
Marikana toll treatment arrangement
The Marikana operations entered into a short-term purchase of concentrate and toll treatment arrangement with a third party that commenced on 1 February 2021 and concluded on 31 December 2021. As part of the arrangement, Marikana agreed to buy and toll treat certain metals. A percentage of the toll treated metals is also retained as partial payment for the toll treatment arrangement.
Marikana accounts for the inventory received as partial payment for the toll treatment arrangement as deferred revenue at fair value. A further deferred revenue balance is recognised to the extent that cash payment is received for the toll treatment before the performance obligation is satisfied. Deferred revenue is recognised as revenue on a straight-line basis over the term of the performance obligation. The arrangement concluded on 31 December 2021.
The following table summarises the changes in deferred revenue:

Figures in million - SA rand	Notes	2023	2022	2021
Balance at beginning of the year		6,420	6,360	6,430
Deferred revenue recognised on acquisition of subsidiary	16.1	198	—	—
Deferred revenue advance received[1]		935	24	468
Deferred revenue recognised during the period[2]		(1,252)	(290)	(847)
Interest charge	5.2	327	326	309
Foreign currency translation		4	—	—
Balance at the end of the year		6,632	6,420	6,360
Reconciliation of the deferred revenue transactions balance at year end:
Wheaton Stream		6,327	6,420	6,292
Century deferred proceeds[3]		305	—	—
Marikana toll treatment arrangement		—	—	68

Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		6,632	6,420	6,360
Current portion of deferred revenue		(305)	(21)	(156)
Non-current portion of deferred revenue		6,327	6,399	6,204
1The amount received for the year ended 31 December 2023 relates to Century deferred proceeds, amounting to cash receipts of R935 million. The amount received for
31 December 2022 and 31 December 2021 relates to the toll treatment arrangement entered into by Marikana, representing cash receipts of R24 million (2021: R65 million)
and the fair value of inventory received of Rnil (2021: R403 million)
2Revenue recognised during the year of R1,252 million relates to R392 million recognised on the Wheaton Stream (2022: R198 million, 2021: R447 million) and R860 million recognised in respect of Century deferred proceeds. The remaining revenue recognised relates to R92 million recognised for the year ended 31 December 2022 on material received during 2021 with respect to the toll treatment arrangement entered into by Marikana during 2021 (R400 million recognised for the year ended 31
December 2021)
3The deferred proceeds relate to agreements with limited customers of Century where proceeds for products are received in advance. Delivery of sold product to customers is made between one and two months after receipt of the proceeds